Cover	Apr. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period	Apr. 17, 2025
File Number	333-272825
RegistrantName	Alixo-Yolloo Corporation
Entity Central Index Key	0001977837
Tax Identification Number	37-1922983
Incorporation State	NV
AddressLine1	Business Center Sunkar, Building 47B
AddressCity	Aktau
AddressCountry	KZ
AddressPostalZipCode	130002
CityAreaCode	252
LocalPhoneNumber	34-66-180
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false